INCOME TAXES - OPERATING LOSS CARRYFORWARDS (Details)	Dec. 31, 2021 CNY (¥)
PRC Subsidiaries
Income taxes
Net operating loss carryforwards	¥ 697,291,000
Non PRC
Income taxes
Net operating loss carryforwards	¥ 45,076,000